Short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-term investments
Short-term Investments

	As of December 31,
	2022	2023
	RMB	RMB	US$
Debt securities:
Wealth management products issued by banks or trust companies	3,951,197,465	350,164,305	49,319,611
Equity securities:
Marketable equity securities	219,206,449	292,729,235	41,230,050
Short-term investments	4,170,403,914	642,893,540	90,549,661